Condensed Parent Company Only Financial Statements - Condensed Statements of Comprehensive Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 2,241,048	$ 2,537,760	$ 2,454,145
Investment securities available for sale
Unrealized holding gains arising during the period	(8,995,586)	926,577	4,302,034
Income tax effect	3,385,039	(348,670)	(1,618,855)
Reclassification of gains recognized in earnings	(379,997)	(1,090,703)	(730,897)
Income tax effect	142,993	410,441	275,036
Total other comprehensive income (loss)	(5,847,551)	(102,355)	2,227,318
Comprehensive income	(3,606,503)	2,435,405	4,681,463
Parent Company [Member]
Net income	2,241,048	2,537,760	2,454,145
Investment securities available for sale
Unrealized holding gains arising during the period	15,443	9,983	3,850
Income tax effect	(5,811)	(3,757)	(1,449)
Reclassification of gains recognized in earnings	(6,757)	(5,576)	(1,248)
Income tax effect	2,543	2,098	470
Equity in other comprehensive income of subsidiary	(5,852,969)	(105,103)	2,225,695
Total other comprehensive income (loss)	(5,847,551)	(102,355)	2,227,318
Comprehensive income	$ (3,606,503)	$ 2,435,405	$ 4,681,463